SCHEDULE OF INFORMATION RELATED TO OPERATIONS OF REPORTABLE OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue from renewable energy projects			$ 17		$ 66	$ 61	$ 210	$ 263
Cost related to renewable energy projects	(2)		(6)		(17)	(34)	(165)	(55)
Share based compensation to employees and directors					1		1	23
Depreciation							(18)	(21)
Total Operating loss	(2,832)		(847)		(3,452)	(1,628)	(4,320)	(7,578)
Net loss	(4,508)	$ (1,257)	(800)	$ (822)	(5,765)	(1,622)	(5,347)	(7,260)
Other gain	3		117		3	105	428	985
Operating Segments [Member]
Segment Reporting Information [Line Items]
Professional services	(356)		(400)		(557)	(631)	(2,009)	(1,831)
Share based compensation to employees and directors	(1,988)		(121)		(2,029)	(260)	(1,055)	(2,444)
Depreciation	(1)		(3)		(3)	(7)	(18)	(21)
Other general and administrative expenses	(114)		(119)		(217)	(263)	(202)	(396)
Total Operating loss	(2,832)		(847)		(3,452)	(1,628)	(3,284)	(4,692)
Financing expenses, net	(1,203)		(79)		(1,934)	(74)	(155)	47
Other income							428	985
Changes in fair value of investments measured under the fair value option	(520)		30		(349)	114	(1,300)	(714)
Net loss	(4,552)		(779)		(5,809)	(1,483)	(5,347)	(7,260)
Other gain	3		117		3	105
Operating Segments [Member] | Pathogen Prevention And Prolong Shelf Life [Member]
Segment Reporting Information [Line Items]
Revenue from renewable energy projects			17		66	61	210	263
Cost related to renewable energy projects	(314)		(221)		(582)	(528)	(896)	(1,361)
Operating loss from Renewable energy projects	(314)		(204)		(516)	(467)	(686)	(1,098)
Operating Segments [Member] | N2O Emissions Global Warming Solutions [Member]
Segment Reporting Information [Line Items]
Revenue from renewable energy projects
Cost related to renewable energy projects							(350)	(1,788)
Operating loss from Renewable energy projects							$ (350)	$ (1,788)
Operating Segments [Member] | Renewable Energy Projects [Member]
Segment Reporting Information [Line Items]
Revenue from renewable energy projects
Cost related to renewable energy projects	(59)				(130)
Operating loss from Renewable energy projects	$ (59)				$ (130)